Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Elevation Series Trust
Entity Central Index Key	0001936157
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000262008
Shareholder Report [Line Items]
Fund Name	RIVERNORTH ACTIVE INCOME ETF
Trading Symbol	CEFZ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RiverNorth Active Income ETF for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://true-shares.com/cefz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Active Income ETF	$166	1.55%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.55%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://true-shares.com/cefz/ for current month-end performance.
Average Annual Return [Table Text Block]
.	1 YR	5 YRS	10 YRS
RiverNorth Active Income ETF	13.84%	11.71%	9.23%
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.84%
60% S&P 500 and 40% US Aggregate Bond	11.67%	9.62%	9.99%
S&P 500 Total Return Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 35,776,296
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 406,224
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$35,776,296
# of Portfolio Holdings	51
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$406,224

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Rights	0.00%
Real Estate	3.69%
Business Development Company	3.71%
Money Market Funds	11.70%
Exchange-Traded Fund	13.01%
Closed-End Fund	67.89%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, dated July 30, 2025 at https://www.true-shares.com/cefz/ or upon request by calling 877-774-TRUE (8783).

On June 30, 2025, RiverNorth Core Opportunity Fund, a series of the RiverNorth Funds (the "Predecessor Fund") terminated its Class R share Rule 12b-1 plan.

On July 7, 2025, Class I shares of the Predecessor Fund were converted to Class R shares of the Predecessor Fund.

The Fund acquired all of assets and liabilities of the Predecessor Fund in a tax free reorganization that occurred as of the close of business on August 1, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on August 1, 2025, reflects that of the Predecessor Fund which ceased operations as of the date of the reorganization.

The name of the Predecessor Fund was the RiverNorth Core Opportunity Fund whereas the name of the Fund is the RiverNorth Active Income ETF.

The management fee of the Predecessor Fund was 1.00% and the management fee of the Fund is 0.89%. Distribution (12b-1) Fees for Class R shares of the Predecessor Fund, prior to June 30, 2025, were 0.25%, whereas the Fund does not have a 12b-1 Plan. Due to the Fund's unitary fee arrangement, its annual operating expenses are lower than the annual operating expenses of the Predecessor Fund.

The principal investment strategy of the Predecessor Fund included investments in Special Purpose Acquisition Companies ("SPACs") whereas the Fund does not invest in SPACs as part of its principal investment strategy. Accordingly, the Predecessor Fund was subject to risks of investing in SPACs whereas the Fund is not subject to such risks. The Fund is also subject to certain risks unique to operating as an ETF whereas the Predecessor Fund was subject to certain risks unique to operating as a mutual fund.

The investment adviser of the Predecessor Fund was RiverNorth Capital Management, LLC, which is now the sub-adviser to the Fund. The investment adviser of the Fund is TrueMark Investments, LLC.

Material Fund Change Name [Text Block]	The name of the Predecessor Fund was the RiverNorth Core Opportunity Fund whereas the name of the Fund is the RiverNorth Active Income ETF.
Material Fund Change Expenses [Text Block]

The management fee of the Predecessor Fund was 1.00% and the management fee of the Fund is 0.89%. Distribution (12b-1) Fees for Class R shares of the Predecessor Fund, prior to June 30, 2025, were 0.25%, whereas the Fund does not have a 12b-1 Plan. Due to the Fund's unitary fee arrangement, its annual operating expenses are lower than the annual operating expenses of the Predecessor Fund.

Material Fund Change Strategies [Text Block]

The principal investment strategy of the Predecessor Fund included investments in Special Purpose Acquisition Companies ("SPACs") whereas the Fund does not invest in SPACs as part of its principal investment strategy. Accordingly, the Predecessor Fund was subject to risks of investing in SPACs whereas the Fund is not subject to such risks. The Fund is also subject to certain risks unique to operating as an ETF whereas the Predecessor Fund was subject to certain risks unique to operating as a mutual fund.

Material Fund Change Adviser [Text Block]	The investment adviser of the Predecessor Fund was RiverNorth Capital Management, LLC, which is now the sub-adviser to the Fund. The investment adviser of the Fund is TrueMark Investments, LLC.